Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for
Interest	$ 1,255	$ 1,057
Income taxes	129	79
Change in working capital
Accounts receivable and other current assets	142	(479)
Prepaid expenses	(7)	(22)
Inventories	(1)	(153)
Regulatory assets - current portion	104	(307)
Accounts payable and other current liabilities	(390)	449
Regulatory liabilities - current portion	71	33
Change in working capital	(81)	(479)
Non-cash investing and financing activities
Accrued capital expenditures	516	411
Common share dividends reinvested	408	364
Contributions in aid of construction	$ 15	$ 13